Segment Reporting (Details) - Schedule of segment information for the reportable segments - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue	$ 145,776	$ 2,518,566	$ 2,387,426
Cost of sales of goods	(51,071)	(688,836)	(667,371)
Gross profit	94,705	1,829,730	1,720,055
Other income	617,110	473,674	532,050
Other gains/(losses) – net	(1,342,293)	11,335	38,413
General and administrative expenses	(3,978,679)	(3,170,078)	(5,037,806)
Share-based payment expenses	(2,116,013)
Research and development expenses	(1,367,054)	(1,178,685)	(1,044,528)
Selling and marketing expenses	(287,684)	(871,551)	(864,644)
Operating profit/(loss)	(8,379,908)	(2,905,575)	(4,656,460)
Finance income	9,204		39
Finance costs	(13,761)	(21,631)
Income tax expense
Profit/(loss) for the year	(8,384,465)	(2,927,206)	(4,656,421)
Assets
Segment assets	27,053,106	6,202,163	8,561,647
Total assets	27,053,106	6,202,163	8,561,647
Liabilities
Segment liabilities	1,158,049	558,250	1,210,511
Total liabilities	1,158,049	558,250	1,210,511
Research and Development [Member]
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income	431,030	308,225	531,005
Other gains/(losses) – net
General and administrative expenses
Share-based payment expenses
Research and development expenses	(1,367,054)	(1,178,685)	(1,044,528)
Selling and marketing expenses
Operating profit/(loss)	(936,024)	(870,460)	(513,523)
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year	(936,024)	(870,460)	(513,523)
Assets
Segment assets	306,154	308,225	531,828
Total assets	306,154	308,225	531,828
Liabilities
Segment liabilities	243,565	101,092	221,520
Total liabilities	243,565	101,092	221,520
HyperImmune Products [Member]
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue	145,776	2,518,566	2,387,426
Cost of sales of goods	(51,071)	(688,836)	(667,371)
Gross profit	94,705	1,829,730	1,720,055
Other income	24,480	10,545	1,045
Other gains/(losses) – net	(759,765)		(13,394)
General and administrative expenses
Share-based payment expenses
Research and development expenses
Selling and marketing expenses	(287,684)	(871,551)	(864,644)
Operating profit/(loss)	(928,264)	968,724	843,062
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year	(928,264)	968,724	843,062
Assets
Segment assets	1,587,672	2,539,503	2,705,330
Total assets	1,587,672	2,539,503	2,705,330
Liabilities
Segment liabilities	284,657	30,377	191,836
Total liabilities	284,657	30,377	191,836
Other [Member]
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income	161,600	154,904
Other gains/(losses) – net	(582,528)	11,335	51,807
General and administrative expenses	(3,978,679)	(3,170,078)	(5,037,806)
Share-based payment expenses	(2,116,013)
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)	(6,515,620)	(3,003,839)	(4,985,999)
Finance income	9,204		39
Finance costs	(13,761)	(21,631)
Income tax expense
Profit/(loss) for the year	(6,520,177)	(3,025,470)	(4,985,960)
Assets
Segment assets	25,159,280	3,354,435	5,324,489
Total assets	25,159,280	3,354,435	5,324,489
Liabilities
Segment liabilities	629,827	426,781	797,155
Total liabilities	$ 629,827	$ 426,781	$ 797,155